Advisors Capital Total Return - Equity Fund
	Schedule of Investments
	December 31, 2025 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aircraft Engines & Engine Parts
26,900	Honeywell International Inc.	$ 5,247,921	1.65%

Auto Controls for Regulating Residential & Commercial Environments
12,000	Trane Technologies PLC (Ireland)	4,670,400	1.47%

Beverages
30,200	PepsiCo, Inc.	4,334,304	1.37%

Biological Products (No Diagnostic Substances)
14,500	Amgen, Inc.	4,745,995	1.50%

Computer Communications Equipment
95,000	Cisco Systems, Inc.	7,317,850	2.31%

Electric Services
75,600	NextEra Energy, Inc.	6,069,168
44,800	Southern Co.	3,906,560
		9,975,728	3.15%

Electronic Computers
46,800	Apple Inc.	12,723,048
38,800	Dell Technologies, Inc. - Class C	4,884,144
		17,607,192	5.55%

Farm Machinery & Equipment
10,800	Deere & Company	5,028,156	1.59%

Fire, Marine & Casualty Insurance
11,900	Berkshire Hathaway, Inc. - Class B *	5,981,535
21,500	Chubb Ltd.	6,710,580
		12,692,115	4.00%

Guided Missiles & Space Vehicles & Parts
11,300	Lockheed Martin Corporation	5,465,471	1.72%

Industrial Inorganic Chemicals
9,400	Linde PLC (United Kingdom)	4,008,066	1.26%

Insurance Agents, Brokers & Service
12,100	Aon PLC - Class A (Ireland)	4,269,848	1.35%

Investment Advice
40,100	Blackstone Inc.	6,181,014	1.95%

Measuring & Controlling Devices, NEC
12,900	Thermo Fisher Scientific Inc.	7,474,905	2.36%

Miscellaneous Industrial & Commercial Machinery & Equipment
16,500	Eaton Corporation PLC (Ireland)	5,255,415	1.66%

National Commercial Banks
29,000	JPMorgan Chase & Co.	9,344,380
85,100	Truist Financial Corporation	4,187,771
69,800	Wells Fargo & Company	6,505,360
		20,037,511	6.32%

Natural Gas Transmission
125,000	The Williams Companies, Inc.	7,513,750	2.37%

Petroleum Refining
42,700	Chevron Corporation	6,507,907	2.05%

Pharmaceutical Preparations
31,800	Abbott Laboratories	3,984,222
28,700	Johnson & Johnson	5,939,465
34,300	Zoetis Inc. - Class A	4,315,626
		14,239,313	4.49%

Radio & TV Broadcasting & Communications Equipment
32,600	QUALCOMM Incorporated	5,576,230	1.76%

Radiotelephone Communications
25,700	T-Mobile US, Inc.	5,218,128	1.65%

Retail - Eating & Drinking Places
55,000	Starbucks Corporation	4,631,550	1.46%

Retail - Family Clothing Stores
34,200	Ross Stores, Inc.	6,160,788	1.94%

Retail - Lumber & Other Building Materials Dealers
16,400	The Home Depot, Inc.	5,643,240	1.78%

Retail - Retail Stores, NEC
6,100	Ulta Beauty, Inc. *	3,690,561	1.16%

Retail - Variety Stores
6,200	Costco Wholesale Corp.	5,346,508	1.69%

Security & Commodity Brokers, Dealers, Exchanges & Services
18,400	CME Group Inc. - Class A	5,024,672	1.58%

Security Brokers, Dealers & Flotation Companies
5,300	BlackRock, Inc.	5,672,802	1.79%

Semiconductors & Related Devices
44,300	Broadcom Inc.	15,332,230
34,500	NVIDIA Corp.	6,434,250
18,900	Texas Instruments Incorporated	3,278,961
		25,045,441	7.89%

Services - Business Services, NEC
26,700	Accenture PLC - Class A (Ireland)	7,163,610
30,000	eBAY, Inc.	2,613,000
11,900	MasterCard Incorporated - Class A	6,793,472
		16,570,082	5.22%

Services - Computer Programming, Data Processing, Etc.
64,700	Alphabet, Inc. - Class A	20,251,100
10,400	Meta Platforms, Inc. - Class A	6,864,936
		27,116,036	8.55%

Services - Prepackaged Software
25,400	Microsoft Corporation	12,283,948
40,400	Oracle Corporation	7,874,364
		20,158,312	6.36%

Sugar & Confectionery Products
18,000	The Hershey Company	3,275,640	1.03%

Surgical & Medical Instruments & Apparatus
11,400	Stryker Corporation	4,006,758	1.26%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
6,500	McKesson Corporation	5,331,885	1.68%

Wholesale - Electronic Parts & Equipment, NEC
21,800	TE Connectivity Ltd. (Switzerland)	4,959,718	1.56%

Total for Common Stocks (Cost - $222,305,502)		306,001,212	96.48%

REAL ESTATE INVESTMENT TRUSTS
41,700	Prologis, Inc.	5,323,422	1.68%
Total for Real Estate Investment Trusts (Cost $4,933,150)

MONEY MARKET FUNDS
6,408,037	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.61% **	6,408,037	2.02%
Total For Money Market Funds (Cost - $6,408,037)

	Total Investments	317,732,671	100.18%
	(Cost - $233,646,689)

	Liabilities in Excess of Other Assets	(572,538)	-0.18%

	Net Assets	$ 317,160,133	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at December 31, 2025.
ADR - American Depositary Receipt.